Loss on impairment of equity method investments (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Loss on impairments of equity method investments

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Seadrill Partners - Direct ownership interests	—	(47)
Total loss on impairment of equity method investments	—	(47)